LOAN RECEIVABLE	12 Months Ended
Mar. 31, 2023
Disclosure Of Loan Receivable [Abstract]
LOAN RECEIVABLE [Text Block]

5.  LOAN RECEIVABLE

In March 2022, a loan was advanced to a third party, who is an insignificant shareholder of the Company and not an insider nor an employee of the Company, earning 6% interest per annum, calculated and payable monthly. The loan is secured by mortgages against properties held by the borrower. The original maturity date was July 1, 2022 and an amended and restated promissory note was completed in 2023 with a revised maturity date of September 29, 2023 and changes to the security held as collateral. The Company performed an analysis of collectivity and based on the collateral against the loan, determined that no provision was required. A continuity of the loan principal and interest balances is presented below:

	March 31, 2023 $	March 31, 2022 $
Loan balance, beginning of year	2,950,000	-
Loans advanced	33,642	2,950,000
Interest earned	180,000	-
Interest payments received	(180,000)	-
Loan balance, end of year	2,983,642	2,950,000

Subsequent to year end, the Company received a payment of $2,500,000 on the loan receivable described above. The remaining $483,642 balance of the loan is due on September 29, 2023.